Share-Based Compensation (Details) - Schedule of exercise prices and remaining contractual life $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	1,884,420
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 6,857,516
No. of options exercisable	1,283,193
Exercise Price One [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	685,992
Average Remaining contractual Life (in years)	4 years 6 months 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 3,937,594
No. of options exercisable	684,869
Exercise Price Two [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Average Remaining contractual Life (in years)	9 years 4 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 1,191,750
No. of options exercisable	55,556
Exercise Price Three [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	63,000
Average Remaining contractual Life (in years)	9 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 236,250
No. of options exercisable
Exercise Price Four [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	659,861
Average Remaining contractual Life (in years)	7 years 18 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 1,455,922
No. of options exercisable	480,634
Exercise Price Five [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Average Remaining contractual Life (in years)	8 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 36,000
No. of options exercisable	37,500
Exercise Price Six [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Average Remaining contractual Life (in years)	9 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Seven [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	12,126
Average Remaining contractual Life (in years)	7 years 11 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	7,274
Exercise Price Eight [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.21
Number of options outstanding	2,421
Average Remaining contractual Life (in years)	8 years 2 months 26 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	605
Exercise Price Nine [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	5,020
Average Remaining contractual Life (in years)	8 years 6 months 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,255
Exercises Price Ten [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	15,500
Average Remaining contractual Life (in years)	8 months 8 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	15,500